Offerings	Mar. 09, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,715.00
Offering Note	(1) Subject to Note 7 below, includes an indeterminate number of securities at indeterminate prices that may be issued by the Registrant from time to time in primary offerings or upon exercise, conversion or exchange of any securities registered hereunder that provide for exercise, conversion or exchange. (2) Not specified pursuant to Instruction 2.A.iii.b. of Item 16(b) of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities. (3) Subject to Note 7 below, there is being registered hereunder an indeterminate number of shares of common stock or preferred stock, or rights to purchase shares of common stock or preferred stock as may be sold by the Registrant from time to time separately or as units in combination with other securities registered hereunder. (4) Subject to Note 7 below, there is being registered hereunder an indeterminate number of warrants as may be sold by the Registrant from time to time separately or as units in combination with other securities registered hereunder, representing rights to purchase common stock or preferred stock. (5) Subject to Note 7 below, there is being registered hereunder an indeterminate number of units as may be sold by the Registrant from time to time. Each unit may consist of a combination of any one or more of other securities registered hereunder. (6) The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement. (7) In no event will the aggregate offering price of all securities issued by the Registrant from time to time pursuant to this registration statement exceed $150,000,000.